Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Predecessor
ASSETS
Cash and cash equivalents	$ 103,137		$ 70,171
Restricted cash and investments	112,878		155,361
VIE finance receivables, at fair market value	3,586,465	[1],[2]	3,017,379	[2]
Other finance receivables, at fair market value	28,723		23,711
VIE finance receivables, net of allowance for losses of $0 and $3,717, respectively	128,737	[1],[2]	126,312	[2]
Other finance receivables, net of allowance for losses of $1,021 and $933, respectively	21,616		31,248
Notes receivable, at fair market value	8,074	[1],[2]	12,765	[2]
Note receivable due from affiliate	5,243
Other receivables, net of allowance for losses of $276 and $251, respectively	13,146		11,353
Fixed assets, net of accumulated depreciation of $1,484 and $3,128, respectively	6,321		5,717
Intangible assets, net of accumulated amortization of $9,516 and $14,257, respectively	51,277		54,558
Goodwill	84,993		84,993
Marketable securities	131,114		156,313
Deferred tax assets, net	2,455		2,436
Other assets	14,418	[3]	12,061	[3]
Total assets	4,298,597		3,764,378
LIABILITIES AND MEMBER'S CAPITAL
Accounts payable	8,630		4,414
Accrued expenses	12,440		21,686
Accrued interest	11,687		11,439
VIE derivative liabilities, at fair market value	121,498		130,450
VIE borrowings under revolving credit facilities and other similar borrowings	27,380		82,404
VIE long-term debt	162,799		164,616
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	3,229,591		2,663,873
Term loan payable	142,441		171,519
Other liabilities	8,199		14,681
Installment obligations payable	131,114		156,313
Total liabilities	3,855,779		3,421,395
Total J.G. Wentworth, LLC member's capital	442,818		324,723
Noncontrolling interest in affiliate			18,260
Member's capital	442,818		342,983
Total liabilities and member's capital	$ 4,298,597		$ 3,764,378

[1]	Pledged as collateral to credit and long-term debt facilities
[2]	(1) Pledged as collateral to credit and long-term debt facilities
[3]	(2) As of December 31, 2011 and December 31, 2012, $221 and $0 were pledged as collateral to credit and long-term debt facilities.